Changes in the Company structure	6 Months Ended
Jun. 30, 2026
Changes in the Company structure
Changes in the Company structure

2) Changes in the Company structure

2.1) Main acquisitions and divestments

➢	Exploration & Production

On March 30, 2026, TotalEnergies has completed the merger between NEO NEXT and TotalEnergies' UK Upstream Oil & Gas business.

The combined group is renamed NEO NEXT+ and is owned by TotalEnergies (47.5%), HitechVision (28.875%) and Repsol UK (23.625%) exercising joint control. Further to this transaction, NEO NEXT+ becomes the largest independent Oil and Gas producer on the UK Continental Shelf.

As of June 30, 2026, TotalEnergies' interest is accounted for using the equity method.

➢	Integrated Power

On April 29, 2026, TotalEnergies has completed the acquisition agreed on November 16, 2025 of 50% of EPH’s flexible power generation platform in Western Europe. This transaction leads to the creation of TTEP, the 2nd largest flexgen player in Europe, which owns and operates, through its subsidiaries, flexible natural gas and biomass-based power plants and BESS assets across Italy, the United Kingdom, Ireland, the Netherlands and France, for a total capacity of 14 GW installed or in construction.

Pursuant to the powers delegated to it by the Shareholders’ Meeting of May 24, 2024, the TotalEnergies SE Board of Directors has approved the issuance of 95.4 million shares to EPH, representing approximately 4.2% of TotalEnergies’ share capital, for a total amount of €5,147.5 million, comprising €238.6 million of share capital and €4,908.9 million of share premium, based on an issue price of €53.94 per share.

As of June 30, 2026, TotalEnergies' interest in TTEP is accounted for using the equity method.

2.2) Major business combinations

TotalEnergies did not complete any significant business combination during the first six months of 2026.

2.3) Major divestment projects

➢	Exploration & Production

On July 17, 2024, TotalEnergies announced that its subsidiary TotalEnergies EP Nigeria had signed a sale and purchase agreement (SPA) with Chappal Energies for the sale of its 10% interest in the Renaissance JV (formerly “SPDC JV”) licenses in Nigeria, for which the conditions precedent to closing could not be met. On January 13, 2026, TotalEnergies EP Nigeria signed a new sale agreement with Vaaris.

As of June 30, 2026, the assets and liabilities are respectively classified in the consolidated balance sheet as “Assets classified as held for sale” for an amount of $1,471 million and “Liabilities classified as held for sale” for an amount of $1,109 million. These assets mainly include tangible assets.